SUPPLEMENTAL INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
SUPPLEMENTAL INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
Schedule VI – Supplemental Information Concerning Property-Casualty Insurance Operations

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
DAC	$329	$185	$—
Reserves for unpaid claims and claim adjustment expenses	6,829	1,366	—
Amount of discount in reserves for unpaid claims and claim adjustment expenses	21	—	—
Unearned premiums	2,161	1,190	—
Earned premiums	2,155	1,109	—
Net investment income	116	47	—
Claims and claim adjustment expenses incurred relating to:
Current year	1,610	782	—
Prior years	(51)	(25)	—
Amortization of DAC	483	270	—
Paid claims and claim adjustment expenses	1,497	708	—
Gross premiums written	2,420	1,224	—